Employee Benefit Plans - CPSP Stock Savings Feature Shares (Detail)	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unallocated shares	811,963	3,385,778
Allocated shares	19,315,372	19,198,502
Total shares	20,127,335	22,584,280